LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of Lease Costs

	For the Year Ended December 31,
	2021	2020
Operating lease cost	$225	$175
Short-term lease cost	32	48
Variable lease cost	140	401
Total lease cost	$397	$624

	For the Year Ended December 31,
	2021	2020
Research and development	$373	$562
Selling, general and administrative	24	62
Total lease cost	$397	$624

Schedule of Operating Lease Assets And Liabilities

	December 31,
	2021	2020
Assets
Operating lease right of use assets	$154	$236
Total lease assets	$154	$236
Liabilities
Current liabilities:
Operating lease liability – current portion	$87	$217
Noncurrent liabilities:
Operating lease liability, net of current portion	28	20
Total lease liabilities	$115	$237

Schedule of Operating Lease Cash Flow Information

	For the Year Ended December 31,
	2021	2020
Operating cash outflows from operating leases	$276	$157
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$136	$—

Schedule of Weighted Average Remaining Lease Term and Weighted Average Discount Rate

	For the Year Ended December 31,
	2021	2020

Weighted average remaining lease term (in years) – operating leases	1.40	1.35
Weighted average discount rate – operating leases	6.07%	6.30%

Schedule of Operating Lease, Liability, Maturity

As of
December 31,
2021
2022	$93
2023	22
2024	7
2025	—
2026	—
Thereafter	—
Total undiscounted lease payments	122
Less future minimum short-term lease payments	(3)
Less imputed interest	(4)
Total net lease liabilities	$115